U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.Name and address of issuer:

 MONY Life of America Variable Account A

2.The name of each series or class of funds for which this notice is filed:

MONY Series Fund, Inc., Enterprise Accumulation Trust, OCC Accumulation Trust,Dreyfus Institutional Funds, Fidelity Variable Insurance Products Fund, Janus Aspen Series Fund, The Universal Institutional Funds, Inc., Alger American Funds, INVESCO Variable Investment Funds, Inc., Lord Abbett Series, PBHG Insurance Series Fund,PIMCO Variable Insurance Trust, AIM Variable Insurance Funds, Oppenheimer Variable Account Funds, ProFunds, Franklin
Templeton Variable Insurance Products Trust

3.Investment Company Act File Number:

Securities Act File Number:
33-14362
33-20453
33-20696
333-59717
333-72632
333-92066
333-91776

4(a).Last day of fiscal year for which this notice is filed:
12/31/03

4(b).Check box if this notice is being filed late(i.e., more than 90 calendarredeemed days after the end of the issuer's fiscal year). (See Instructions A.2)

                                -----

4(c).Check box if this is the last time the issuer will be filing this Form.

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5.Calculation of registration fee:

(i)Aggregate sale price of securities sold during the fiscal year
 pursuant to section 24(f):			$ 1,144,635,936

(ii)Aggregate price of securities redeemed or
repurchased during the fiscal year:	     $ 1,210,463,391

(iii)Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending on
earlier than October 11,1995 a that were not
previously used to reduce registration fees payable
to the Commission:				$ 0

(iv)Total available redemption [add Items5(ii)
and 5(iii)]:				$ 1,210,463,391

(v)Net sales-if Item 5(i) is greater than Item 5(iv)
[credits subtract Item 5(iv) from Item 5(i)]:	$

(vi)Redemption credits available for use in future years										$(65,827,455)
- if Item (i) is less than Item 5(iv) [subtract
item 5(iv) from Item 5(i)]:

(vii)Multiplier for determining fee (See Instruction C.9):
x .0001267

(viii)Registration fee due [multiply Item 5(v) by Item 5
(vii)] enter "0" if no fee is due):			=$ 0

6.      Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)deducted here: _______ .
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

7.Interest due-if this Form is being filed more than 90 days after
the end of the issuer's fiscal year (see Instruction D):						 		   + $ 0

8.Total of the amount of the registration fee due plus any
Interest due [line 5(viii) plus line7]:	= $ 0

9.Date the registration fee and any interest payment was sent to the Commission's lock box depository: 3/28/2004

         Method of Delivery:
				_X_ Wire Transfer
				___ Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of theissuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Arnold Brousell




------------------------------------------
    Vice President and Controller


Date:  3/28/2004